--------------------------------------------------
OFFICERS AND DIRECTORS

Barton M. Biggs             Frederick B. Whittemore
  CHAIRMAN OF THE BOARD     DIRECTOR
Warren J. Olsen             James W. Grisham
  PRESIDENT AND DIRECTOR    VICE PRESIDENT
John D. Barrett II          Harold J. Schaaff, Jr.
  DIRECTOR                  VICE PRESIDENT
Gerard E. Jones             Joseph P. Stadler
  DIRECTOR                  VICE PRESIDENT
Andrew McNally, IV          Valerie Y. Lewis
  DIRECTOR                  SECRETARY
Samuel T. Reeves            Karl Hartmann
  DIRECTOR                  ASSISTANT SECRETARY
Fergus Reid                 James R. Rooney
  DIRECTOR                  TREASURER
Frederick O. Robertshaw     Joanna M. Haigney
  DIRECTOR                  ASSISTANT TREASURER

--------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, NY 10020
--------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank, N.A.
770 Broadway
New York, New York 10003

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
--------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius
2000 One Logan Square
Philadelphia, Pennsylvania 19103
--------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only to shareholders and others who have received a copy of the prospectus of Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                      ACTIVE COUNTRY ALLOCATION PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1995

LETTER TO SHAREHOLDERS
-------

The Active Country Allocation Portfolio invests in international equity markets, with emphasis placed upon countries, rather that stock selection. This approach reflects an investment philosophy that a diversified selection of securities representing exposure to each country that we find attractive provides an effective way to maximize the return and minimize the risk associated with global investing.

The total return of the Portfolio for the nine month period ended September 30, 1995 was 4.71% as compared to 6.88% for the Morgan Stanley Capital International
(MSCI) EAFE Index for the same period. The total return for the twelve months ended September 30, 1995, and the average annual return for the period from inception on January 17, 1992 through September 30, 1995 for the Portfolio were 2.60% and 7.47%, respectively, as compared to 5.79% and 9.58% for the Index for the same periods.

PERFORMANCE COMPARED TO MORGAN STANLEY CAPITAL
INTERNATIONAL (MSCI) EAFE INDEX(1)
----------------------------------------------------

                                        TOTAL RETURNS(2)
                           -------------------------------------------
                                                          AVERAGE
                                                       ANNUAL SINCE
                              YTD        ONE YEAR        INCEPTION
                           ----------  ------------  -----------------
PORTFOLIO................       4.71%         2.60%           7.47%
INDEX....................       6.88          5.79            9.58

1. The MSCI EAFE Index is an unmanaged index of common stocks and includes Europe, Australia and the Far East (assumes dividends reinvested net of withholding taxes).

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
------------------------------

THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED ARE AS MEASURED BY THE MSCI EAFE INDEX AND ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

The third quarter was characterized by strength in the world financial markets as bonds rallied on slow economic growth and central bank easing. Equities found encouragement from bond strength and continued corporate profit growth.

In U.S. dollar terms,  as measured by the  Morgan Stanley Capital  International
(MSCI) Indices, regional returns for the quarter were: Europe 4.2%, Japan 4.3%, Pacific ex-Japan 2.6% and Emerging Market Equities -1.1%. The dollar rallied sharply against the Japanese yen during the quarter and more moderately versus the deutsche mark, detracting from international equity returns for unhedged U.S. investors. On local currency terms, third quarter regional returns were:
Europe 5.1%, Japan 21.4%, Pacific ex-Japan 1.9%, and Emerging Markets 2.1%.

During the quarter, European equities moved higher as the rising dollar and accommodative U.S. Fed allowed Germany and its neighbors -- the Netherlands, Belgium and Denmark -- to ease interest rates, while the Scandinavian and Southern European countries moved from a tightening to neutral monetary policy. In Japan, the successful weakening of the yen, the cut in the Official Discount Rate to a historic low of 0.5% (from 1.0%), overt monetary easing, and the announcement of the largest ever (14 trillion yen) economic stimulus package brought an upward revision to earnings estimates, relief to the debt-deflation environment, and an inflow of foreign investor capital.

Within this environment, the Portfolio enjoyed a strong quarter, outperforming the MSCI EAFE benchmark. Our decision to hedge the Japanese yen exposure was the most significant contributor to the Portfolio's relative outperformance as it allowed us to capture much of the Japanese equity rally. Within Europe, our underweights in France, Germany, the UK and Switzerland added to results. In Asia, sentiment was hurt by renewed inflation fears due to the economic pick up in the U.S. and our overweight positions in Hong Kong and Singapore detracted from Portfolio results.

Within the Portfolio, our most significant overweights are in Japan and Asia. Following the rapid ascent of the

Japanese market over the summer months, investor sentiment is faltering as the focus turns to the uncertainty in the economy and in the financial system itself. Given that Japan is confronting the need to change from a non-market to a market-based economy, it is unrealistic to expect that the Japanese government can wave a wand and make the economy whole. However, deliberations on an acceptable framework for the resolution of the banks' bad-debt problem are proceeding more rapidly than many had originally hoped, and financial conditions for equities are much improved with the yen above 100 and valuations supported by the decline in long rates. We remain cautiously optimistic and are holding to our above benchmark weighting.

In Asia, we have increased exposure to the region and are currently overweight in Hong Kong and Singapore. We favor the region, based on valuation levels, premium earnings growth expectations, and a gradual unwinding of inflationary pressures as the global forces of disinflation continue to play out. Within Asia, we see Hong Kong as having the greatest potential for near-term appreciation for three key reasons. First, after two years of painful austerity measures, it looks as if China is engineering a soft landing. Second, there has been some easing of China/U.S. as well as China/Taiwan tensions. And finally, it appears that the worst is nearly over for the important Hong Kong property sector and for downside earnings surprises.

Our increases to the Pacific have been funded from reduced exposure to Europe. In particular, we have cut back weightings in Belgium, the Netherlands, France and the UK. While our expectations of a strengthening U.S. dollar and currency realignment in the coming quarters should relieve some of Europe's competitive pressures, the intensifying need for European corporate downsizing and high structural unemployment will continue to dampen European domestic demand. These trends are further exacerbated by the restrictive Maastricht criteria on fiscal policy. With the news from Europe positive on the inflation front but negative on economic growth prospects, we remain underweight in the European markets.

Going forward, we remain bullish on the outlook for equities. The world's liquidity cycle is still very positive with a soft global economy, little inflationary pressure, and accommodative central banks. Money supply growth in the G-7 is rising faster than nominal growth rates, creating excess liquidity for financial assets. Superimposed on this generally positive liquidity environment is the irrefutable fact that equity valuations are high and that financial assets have had a record bull run. However, world markets are desynchronized, with Japan emerging from a secular bear phase and Asia and the emerging markets still in an extended correction. In the third quarter, we began to see rotation from U.S. equity market outperformance to Japan, which we expect to broaden to include Asia and the emerging markets.

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1995

                                                       VALUE
    SHARES                                             (000)
----------                                         ---------
COMMON STOCKS (94.3%)
  AUSTRALIA (1.9%)
    15,500    Amcor Ltd.                           $     116
     8,800    Ampolex Ltd.                                19
    14,600    Australian National Industries
               Ltd.                                       14
    24,900    Boral Ltd. (Bon Shares Plan)                63
     6,200    Brambles Industries Ltd.                    68
    46,000    Broken Hill Proprietary Co., Ltd.          634
    16,100    Burns, Philip & Co., Ltd.                   34
     7,981    Coca-Cola Amatil Ltd.                       60
    32,566    Coles Myer Ltd.                            105
    16,000    CRA Ltd.                                   250
    25,100    CSR Ltd.                                    83
    79,000    Fosters Brewing Corp.                       75
    20,364    General Property Trust                      35
    33,300    Goodman Fielder Ltd.                        34
     8,800    ICI Australia Ltd.                          67
     6,683    Lend Lease Corp., Ltd.                      94
    40,400    MIM Holdings Ltd.                           58
    35,518    National Australia Bank Ltd.               314
     8,200    Newcrest Mining Ltd.                        36
    47,600    News Corp., Ltd.                           265
    21,496    North Broken Hill Peko Ltd.                 63
    28,900    Pacific Dunlop Ltd.                         72
    24,200    Pioneer International Ltd.                  64
     7,700    Renison Goldfields Consolidated
               Ltd.                                       31
     4,278    Renison Goldfields Consolidated
               Ltd. (New)                                 11
    15,400    Santos Ltd.                                 43
    18,400    Southcorp Holdings Ltd.                     41
    11,900    TNT Ltd.                                    18
    26,000    Western Mining Corp. Holdings Ltd.         170
     1,624    Westfield Trust                              3
    43,900    Westpac Banking Corp.                      178
                                                   ---------
                                                       3,118
                                                   ---------
  BELGIUM (1.8%)
     1,700    AG Financiere et de Reassurance du
               Groupe                                    180
       120    Bekaert S.A.                                94
       200    Cimenteries CBR                             81
     2,800    Delhaize Freres et Cie, 'Le Lion',
               S.A.                                      118
     2,400    Electrabel S.A.                            525
       500    Electrabel S.A., (New)                     110
       108    Fortis AG                                   11
       785    Generale de Banque S.A.                    246
     1,375    Gevaert Photo-Producten S.A.                78

                                                       VALUE
    SHARES                                             (000)
----------                                         ---------
       299    Glaverbel S.A.                       $      38
        50    Glaverbel S.A.                              --
     1,250    Groupe Bruxelles Lambert S.A.              165
       700    Kredietbank S.A.                           169
     1,240    Petrofina S.A.                             384
       675    Reunies Electrobel & Tractebel
               S.A.                                      240
       700    Royale Belge                               122
       450    Solvay et Cie S.A.                         239
     1,350    Union Miniere S.A.                          86
                                                   ---------
                                                       2,886
                                                   ---------
  BRAZIL (0.7%)
 1,663,000    Cia Energetica de Minas                     33
   935,000    Cia Paulista de Forca E Luz                 54
 2,211,000    Cia Siderurgica Nacional                    60
 2,721,000    Eletrobras                                 839
   425,000    Light Servicos de Electricidade            158
                                                   ---------
                                                       1,144
                                                   ---------
  FRANCE (3.5%)
       600    Accor S.A.                                  74
     2,800    Alcatel Alsthom                            235
     3,100    AXA S.A.                                   163
     3,800    Banque Nationale de Paris                  149
       400    BIC Corp.                                   34
       600    Bouygues                                    69
       450    Canal Plus                                  77
       500    Carrefour Supermarch S.A.                  293
       150    Chargeurs S.A.                              31
       550    Cie Bancaire S.A.                           51
     1,750    Cie de Saint Gobain                        213
     3,400    Cie de Suez, S.A.                          131
     2,500    Cie Financiere de Paribas, Class A         126
     2,300    Cie Generale des Eaux                      222
     5,100    Elf Aquitaine                              344
     1,900    Elf Sanofi                                 122
       700    Eridania Beghin-Say S.A.                   106
     1,700    Etablissements Economiques du
               Casino                                     51
     1,450    Groupe Danone                              234
     1,150    Havas S.A.                                  86
     2,265    Lafarge Coppee S.A.                        149
     1,300    L'Air Liquide                              207
       550    Legrand                                     87
     1,300    L'Oreal                                    332
     1,750    LVMH Moet Hennessy Louis Vuitton           330
     1,300    Lyonnaise des Eaux Demez                   119
       100    Lyonnaise des Eaux Demez RFD                 9
     2,500    Michelin CGDE, Class B                     110

                                                       VALUE
    SHARES                                             (000)
----------                                         ---------
  FRANCE (CONTINUED)
     1,200    Pernod-Ricard                        $      68
     1,100    Peugeot S.A.                               150
       400    Pinault-Printemps S.A.                      85
       350    Promodes                                    85
     6,000    Rhone-Poulenc S.A., Class A                121
        90    SAGEM                                       50
       250    Saint Louis S.A.                            66
     2,700    Schneider S.A.                             105
       650    Simco S.A.                                  50
       100    Societe Eurafrance S.A.                     30
     1,700    Societe Generale                           174
     2,900    Thomson CSF                                 63
     4,200    Total S.A., Class B                        254
     5,800    Union des Assurances de Paris              133
     5,300    Usinor Sacilor                              94
                                                   ---------
                                                       5,682
                                                   ---------
  GERMANY (3.7%)
       900    AGIV AG                                     23
       390    Allianz AG                                 705
       120    AMB Aachener & Muenchener
               Beteiligungs AG                            80
        70    Asko Deutsche Kaufhaus AG                   44
     1,200    BASF AG                                    262
     1,275    Bayer AG                                   326
     4,500    Bayerische Hypotheken und Wechsel
               Bank AG                                   112
     4,400    Bayerische Vereinsbank AG                  125
        90    Beiersdorf AG                               69
       100    Bilfinger & Berger AG                       43
        80    Brau Und Brunnen AG                         14
       930    Daimler Benz AG                            459
       180    Degussa AG                                  56
     8,600    Deutsche Bank AG                           410
     8,050    Dresdner Bank AG                           218
        88    Heidelberger Zement AG                      58
       160    Hochtief AG                                 79
       220    Karstadt AG                                 98
       170    Kaufhof Holding AG                          60
       350    Kloeckner-Humboldt-Deutz AG                  2
       180    Linde AG                                   109
       670    Lufthansa AG                                94
       250    MAN AG                                      70
       750    Mannesmann AG                              245
       130    Munchener Ruck AG                          267
       290    Preussag AG                                 86
       660    RWE AG                                     226
     1,150    SAP AG                                     190
     1,250    Schering AG                                 92
                                                       VALUE
    SHARES                                             (000)
----------                                         ---------
     1,100    Siemens AG                           $     553
       640    Thyssen AG                                 124
     9,050    Veba AG                                    359
       440    Viag AG                                    169
       550    Volkswagen AG                              178
                                                   ---------
                                                       6,005
                                                   ---------
  HONG KONG (8.2%)
    52,000    Applied International Holdings               5
    69,439    Bank of East Asia Ltd.                     225
   259,000    Cathay Pacific Airways Ltd.                394
   194,000    Cheung Kong Holdings Ltd.                1,056
   174,500    China Light & Power Co., Ltd.              903
   140,000    Chinese Estates Holdings                   100
    69,000    Dickson Concepts International
               Ltd.                                       50
    56,000    Giordano Holdings Ltd.                      51
   110,000    Hang Lung Development Co.                  177
   169,200    Hang Seng Bank Ltd.                      1,395
    16,800    Hong Kong Aircraft Engineering Co.
               Ltd.                                       46
   170,800    Hong Kong & China Gas Co. Ltd.             275
   113,000    Hong Kong & Shanghai Hotel Ltd.            141
   954,800    Hong Kong Telecommunications Ltd.        1,735
   382,486    Hopewell Holdings Ltd.                     260
   317,000    Hutchison Whampoa Ltd.                   1,718
    90,000    Hysan Development Ltd.                     216
    36,000    Johnson Electric Holdings Ltd.              72
    52,000    Miramar Hotel & Investment Ltd.            112
   114,656    New World Development Co., Ltd.            452
   124,000    Oriental Press Group Ltd.                   54
    34,500    Peregrine Investment Holdings Ltd.          52
    95,340    Shangri-La Asia Ltd.                       105
   144,000    Shun Tak Holdings Ltd.                     114
   164,000    South China Morning Post Holdings           97
    91,000    Stelux Holdings Ltd.                        24
   202,000    Sun Hung Kai Properties Ltd.             1,639
   141,500    Swire Pacific Ltd., Class A              1,121
    38,000    Television Broadcasts Ltd.                 153
   191,000    Wharf Holdings Ltd.                        595
    13,400    Wing Lung Bank Ltd.                         75
    30,500    Winsor Industrial Corp.                     30
                                                   ---------
                                                      13,442
                                                   ---------
  INDONESIA (2.1%)
   212,000    Bank Dagang Nasional (Foreign)             194
   761,000    Barito Pacific Timber (Foreign)            563
   372,000    Gadjah Tunggal (Foreign)                   246

                                                       VALUE
    SHARES                                             (000)
----------                                         ---------
  INDONESIA (CONTINUED)
   212,000    Hanjaya Mandala Sampoerna
               (Foreign)                           $   1,974
   248,000    Jakarta International Hotel &
               Development (Foreign)                     276
    27,000    Matahari Putra Prima (Foreign)              49
    17,000    Pan Brothers Tex (Foreign)                   6
   104,000    Sinar Mas Agro (Foreign)                    68
    95,000    United Tractors (Foreign)                  191
                                                   ---------
                                                       3,567
                                                   ---------
  ITALY (1.9%)
    22,770    Assicurazioni Generali S.p.A               527
    45,000    Banca Commerciale Italiana                  99
    14,000    Banco Ambrosiano Ven                        36
     5,000    Benetton Group S.p.A.                       53
     3,000    Cartiere Burgo                              20
    65,500    Credito Italiano                            78
    18,000    Edison S.p.A.                               69
     2,000    Falck                                        5
    89,000    Fiat S.p.A.                                333
    22,000    Fiat S.p.A. Di Risp (NCS)                   48
    12,500    Fidis                                       25
     6,000    Impreglio S.p.A. Di Risp                     5
    17,400    Istituto Mobiliare Italiano                104
   113,700    Istituto Nazionale delle
               Assicurazioni                             154
     3,250    Italcementi                                 10
     7,250    Italcementi Di Risp                         47
    19,000    Italgas                                     57
    10,900    Magneti Marelli S.p.A.                      23
    14,500    Mediobanca S.p.A.                          107
   150,000    Montedison S.p.A                           104
    20,000    Montedison S.p.A. Di Risp (NCS)             12
    42,500    Olivetti S.A.                               36
    35,600    Parmalat Finanziaria S.p.A.                 29
    45,000    Pirelli S.p.A.                              62
     7,150    R.A.S. S.p.A.                               77
     3,100    R.A.S. S.p.A Di Risp (NCS)                  18
     6,000    Rinascente                                  36
     2,000    Saffa                                        6
     3,500    SAI                                         39
    12,500    Saipam                                      28
     3,000    Sasib                                       14
    22,000    San Paolo                                  123
     7,000    Sirti S.p.A.                                45
    20,000    SNIA BPO S.p.A.                             22
   183,700    Telecom Italia Mobile S.p.A.               306
   180,000    Telecom Italia S.p.A.                      297
                                                       VALUE
    SHARES                                             (000)
----------                                         ---------
    45,000    Telecom Italia S.p.A. Di Risp
               (NCS)                               $      59
                                                   ---------
                                                       3,113
                                                   ---------
  JAPAN (42.5%)
     4,000    Advantest Corp.                            237
    45,000    Ajinomoto Co.                              477
    23,000    Aoki Corp.                                 107
     3,000    Aoyama Trading Co.                          82
    91,000    Asahi Bank Ltd.                            992
    23,000    Asahi Breweries Ltd.                       258
    68,000    Asahi Chemical Industry Co., Ltd.          470
    68,000    Asahi Glass Co., Ltd.                      735
    68,000    Bank of Tokyo                            1,023
    23,000    Bridgestone Co.                            340
    63,000    Canon, Inc.                              1,126
    34,000    Casio Computer Co.                         319
    37,000    Chiba Bank                                 312
     9,000    Chiyoda Corp.                               84
    23,000    Chugai Pharmaceutical Co.                  237
    34,000    Citizen Watch Co., Ltd.                    245
    31,000    Daiei Inc.                                 354
   105,000    Dai-Ichi Kangyo Bank                     1,908
    23,000    Daikin Industries Ltd.                     196
    45,000    Dai Nippon Printing Co., Ltd.              713
    10,000    Daishowa Paper Manufacturing Co.,
               Ltd.                                       69
    23,000    Daiwa House Industry                       362
    45,000    Daiwa Securities Co., Ltd.                 568
    15,000    Ebara                                      215
    10,500    Fanuc                                      469
   103,000    Fuji Bank                                2,194
    33,000    Fuji Photo Film Ltd.                       823
   125,000    Fujitso Ltd.                             1,576
    37,000    Furukawa Electric Co.                      194
    45,000    Hankyu Corp.                               252
    23,000    Hazama Corp.                               100
   178,000    Hitachi Ltd.                             1,941
    58,000    Honda Motor Co.                          1,042
    73,000    Industrial Bank of Japan                 2,130
    12,000    Ito-Yokado Co., Ltd.                       664
    91,000    Japan Airlines Co.                         587
    57,000    Japan Energy Corp.                         167
    25,000    Joyo Bank                                  189
    18,000    Jusco Co., Ltd                             431
    45,000    Kajima Corp.                               443
    33,128    Kansai Electric Power Co.                  823
    45,000    Kao Corp.                                  559
   117,000    Kawasaki Steel Corp.                       420
    68,000    Kinki Nippon Railway                       556
    45,000    Kirin Brewery Co., Ltd.                    472

                                                       VALUE
    SHARES                                             (000)
----------                                         ---------
  JAPAN (CONTINUED)
   136,000    Kobe Steel Ltd.                      $     383
    95,000    Komatsu Ltd.                               763
    68,000    Kubota Corp.                               459
    45,000    Kumagai Gumi Co.                           201
     7,000    Kyocera Ltd.                               575
    23,000    Kyowa Hakko Kogyo                          222
    12,000    Kyushu Matsushita Electric                 233
    17,000    Makita Corp.                               269
    68,000    Marubeni Corp.                             340
    20,000    Marui Co., Ltd.                            374
    92,000    Matsushita Electric Industries
               Ltd.                                    1,412
    68,000    Mitsubishi Chemical Corp.                  330
    63,000    Mitsubishi Corp.                           706
    80,000    Mitsubishi Electric Co.                    626
    49,000    Mitsubishi Estate Co., Ltd.                549
   124,000    Mitsubishi Heavy Industries Ltd.           951
    46,000    Mitsubishi Materials Corp.                 226
    43,000    Mitsubishi Trust & Banking Co.             673
    68,000    Mitsui & Co.                               528
    46,000    Mitsui Engineering & Shipbuilding          111
    38,000    Mitsui Fudosan Co.                         457
    26,000    Mitsukoshi Ltd.                            217
     5,000    Mochida Pharmaceutical                      71
    23,000    Murata Manufacturing Co., Ltd.             864
    92,000    NEC Corp.                                1,281
    45,000    New Oji Paper Co., Ltd.                    427
    23,000    NGK Insulators                             221
    23,000    Nippon Denko Co., Ltd.                     425
    45,000    Nippon Express Co., Ltd.                   403
    23,000    Nippon Fire & Marine Insurance Co.         132
    22,000    Nippon Light Metal                         131
    23,000    Nippon Meat Packers, Inc.                  309
    68,000    Nippon Oil Co.                             367
   171,000    Nippon Steel Co.                           597
    68,000    Nippon Yusen                               403
    87,000    Nissan Motor Co.                           627
   133,000    NKK Corp.                                  356
    68,000    Nomura Securities Co.                    1,332
    45,000    Odakyu Electric Railway Co.                312
    30,000    Olympus Optical Co., Ltd.                  278
   136,000    Osaka Gas Co.                              464
    23,000    Penta-Ocean Construction                   186
    18,000    Pioneer Electric Corp.                     325
   114,000    Sakura Bank                              1,243
    23,000    Sankyo Co., Ltd.                           525
    68,000    Sanyo Electric Co., Ltd.                   389
     5,000    Secom Co., Ltd.                            333
                                                       VALUE
    SHARES                                             (000)
----------                                         ---------
     5,400    Sega Enterprises                     $     309
    23,000    Sekisui House Co., Ltd.                    286
    13,000    Seven-Eleven Japan                         874
    74,000    Sharp Corp.                              1,038
     7,000    Shimano, Inc.                              141
    32,000    Shimizu Corp.                              321
    10,000    Shin-Etsu Chemical Co.                     194
    10,000    Shiseido Co., Ltd.                         104
    27,000    Shizuoka Bank                              371
    45,000    Showa Denko                                130
    18,000    Sony Corp.                                 934
   114,000    Sumitomo Bank                            2,210
    23,000    Sumitomo Cement                             87
    91,000    Sumitomo Chemical Co.                      398
    45,000    Sumitomo Corp. Ind.                        430
    31,000    Sumitomo Electric Ind.                     379
    10,000    Sumitomo Forestry Co., Ltd.                157
   159,000    Sumitomo Metal Ind.                        462
    22,000    Sumitomo Metal & Mining                    179
    45,000    Taisei Corp., Ltd.                         299
    45,000    Takeda Chemical                            627
     7,000    TDK Corp.                                  360
    45,000    Teijin Ltd.                                216
    45,000    Tobu Railway Co.                           278
    22,725    Tohoku Electric Power                      555
    71,000    Tokai Bank                                 867
    68,000    Tokio Marine & Fire Insurance Co.          735
    10,000    Tokyo Dome Corp.                           164
    45,652    Tokyo Electric Power Co.                 1,249
     8,000    Tokyo Electron Ltd.                        348
   120,000    Tokyo Gas Co.                              440
    45,000    Tokyu Corp.                                303
    31,000    Toppan Printing Co., Ltd.                  394
    68,000    Toray Industries, Inc.                     413
    73,000    Toshiba Corp.                              534
    23,000    Toto Ltd.                                  316
    45,000    Toyobo Co.                                 146
   105,000    Toyota Motor Corp.                       2,003
    45,000    Ube Industries Ltd.                        152
    45,000    Yamaichi Securities Co.                    255
    45,000    Yasuda Trust & Banking Co.                 263
                                                   ---------
                                                      69,988
                                                   ---------
  MALAYSIA (1.7%)
     5,000    AMMB Holdings Bhd                           62
    37,000    Amsteel Corp. Bhd                           33
     5,000    Aokam Perdana Bhd                           10
     2,000    Chocolate Products Bhd                       2
     6,000    Commerce Asset Holding Bhd                  32
    20,000    DCB Holdings Bhd                            56

                                                       VALUE
    SHARES                                             (000)
----------                                         ---------
  MALAYSIA (CONTINUED)
     6,000    Edaran Otomobil Nasional Bhd         $      48
    28,000    Golden Hope Plantations Bhd                 50
     5,000    Golden Plus Holdings Bhd                    11
    10,000    Guinness Anchor Bhd                         17
    19,000    Highlands & Lowlands Bhd                    32
     4,000    Hong Leong Industries Bhd                   21
    24,000    Hong Leong Properties Bhd                   30
     7,000    Hume Industries (Malaysia) Bhd              39
    21,000    Idris Hydraulic (Malaysia) Bhd              28
    22,000    IGB Corp. Bhd                               19
    28,000    IOI Corp. Bhd                               32
    15,000    Kedah Cement Bhd                            25
     5,000    Kian Joo Can Factory Bhd                    21
    12,000    Land & General Bhd                          32
    12,000    Leader Universal Holdings Bhd               37
    28,000    Magnum Corp. Bhd                            52
    28,000    Malayan Banking Bhd                        226
    40,000    Malayan United Industries Bhd               36
    18,000    Malaysian Airline System Bhd                52
    25,000    Malaysian International Shipping
               Bhd (Foreign)                              75
    15,000    Malaysian Mining Corp. Bhd                  22
     3,000    Malaysian Oxygen Bhd                        11
    19,000    Malaysian Resources Corp. Bhd               31
    26,000    Metroplex Bhd                               23
    19,900    Mulpha International Bhd                    21
    20,000    Multi-Purpose Holdings Bhd                  31
     4,000    Nestle (Malaysia) Bhd                       28
     5,000    Oriental Holdings Bhd                       25
     8,000    Perlis Plantations Bhd                      25
    15,000    Perusahaan Otomobil Nasional Bhd            55
     9,000    Petaling Garden Bhd                         11
    25,000    Public Bank Bhd                             46
    10,000    Rashid Hussain Bhd                          29
    28,000    Resorts World Bhd                          139
     9,000    R.J. Reynolds Bhd                           19
     8,000    Rothmans of Pall Mall (Malaysia)
               Bhd                                        62
    11,000    Selangor Properties Bhd                     11
     8,000    Shell Refining Co. (Malaysia) Bhd           26
    53,000    Sime Darby Bhd                             141
    19,000    TA Enterprise Bhd                           27
    22,000    Tan Chong Motor Holdings Bhd                24
    18,000    Technology Resources Industries
               Bhd                                        47
    51,000    Telekom Malaysia Bhd                       384
    79,700    Tenaga Nasional Bhd                        305
     9,000    UMW Holdings Bhd                            24
                                                       VALUE
    SHARES                                             (000)
----------                                         ---------
    16,000    United Engineers Ltd. (Malaysia)     $     103
    11,000    YTL Corp., Bhd                              57
                                                   ---------
                                                       2,805
                                                   ---------
  NETHERLANDS (3.0%)
     7,300    ABN Amro Holdings N.V.                     302
     1,850    Akzo Nobel N.V.                            222
    15,600    Elsevier N.V.                              200
       950    Heineken N.V.                              153
     6,638    Internationale Nederlanden Groep
               N.V.                                      385
     2,082    KLM Royal Dutch Airlines N.V.               73
     3,074    Koninklijke Ahold N.V.                     115
       750    Koninklijke Hoogovens N.V.                  30
     2,500    Koninklijke KNP BT N.V.                     74
       550    Nedlloyd Groep N.V.                         20
     7,900    Philips Electronics N.V.                   385
    12,700    Royal Dutch Petroleum Co.                1,561
    20,868    Royal PTT Nederland N.V.                   737
       700    Stork N.V.                                  18
     3,800    Unilever N.V.                              493
     1,650    Wolters Kluwer N.V.                        152
                                                   ---------
                                                       4,920
                                                   ---------
  PORTUGAL (0.1%)
     6,200    Mota e Companhia S.A.                      115
                                                   ---------
  SINGAPORE (2.6%)
    23,000    Amcol Holdings Ltd.                         61
    62,000    City Developments Ltd.                     383
    18,000    Cycle & Carriage Ltd.                      161
    65,000    DBS Land Ltd.                              193
    32,000    Development Bank of Singapore Ltd.
               (Foreign)                                 364
    16,000    First Capital Corp. Ltd.                    44
    19,000    Fraser & Neave Ltd.                        220
    25,000    Hai Sun Hup Group Ltd.                      17
    33,000    Hotel Properties Ltd.                       49
    15,000    Inchcape Bhd                                48
     9,000    Jurong Shipyard Ltd.                        65
    40,000    Keppel Corp., Ltd.                         320
    22,000    Natsteel Ltd.                               46
    63,000    Neptune Orient Lines Ltd.                   67
    47,000    Oversea-Chinese Banking Corp.
               (Foreign)                                 532
    12,000    Overseas Union Enterprise Ltd.              61
    25,000    Parkway Holdings Ltd.                       63
     4,000    Robinson & Co. Ltd.                         17
    13,000    Shangri-La Hotel Ltd.                       43
    59,000    Singapore Airlines Ltd. (Foreign)          546

                                                       VALUE
    SHARES                                             (000)
----------                                         ---------
  SINGAPORE (CONTINUED)
    16,800    Singapore Press Holdings (Foreign)   $     257
    47,000    Straits Steamship Land Ltd.                129
    31,000    Straits Trading Co., Ltd.                   71
   125,000    United Industrial Corp. Ltd.               111
    49,000    United Overseas Bank Ltd.
               (Foreign)                                 423
                                                   ---------
                                                       4,291
                                                   ---------
  SPAIN (2.4%)
       550    Acerinox S.A.                               63
        60    Acerinox S.A. (New)                          7
     5,800    Argentaria S.A.                            206
    10,233    Autopistas (ACESA)                         100
    10,900    Banco Bilbao Vizcaya S.A.                  335
     7,300    Banco Central Hispano Americano
               S.A.                                      152
     5,500    Banco de Santander S.A.                    230
     1,000    Corporacion Financiera Alba                 53
     1,028    Corporacion Mapfre                          53
       272    Corporacion Mapfre (New)                    14
     3,300    Dragados y Construccion S.A.                50
     2,700    Ebro Agricolas S.A.                         27
     1,000    ENCE S.A.                                   23
    12,200    ENDE S.A.                                  626
     4,900    Ercros S.A.                                  5
     1,100    FASA Renault S.A.                           33
       700    Fomento Construction y Contractas
               S.A.                                       59
     1,750    Gas Natural SDG S.A.                       220
    42,100    Iberdrola S.A.                             318
       200    Metro Vacesa                                 6
       500    Portland Valderrivas S.A.                   35
    14,100    Repsol S.A.                                443
     1,800    Tabacalera S.A., Class A                    64
    44,200    Telefonica de Espana S.A.                  608
    14,700    Union Electrica Fenosa S.A.                 71
     1,950    Uralita S.A.                                21
     2,100    Vallehermoso S.A.                           37
     1,200    Viscofan Envolturas Celulosicas
               S.A.                                       17
       350    Zardoya Otis S.A.                           36
        40    Zardoya Otis S.A. (New)                      4
                                                   ---------
                                                       3,916
                                                   ---------
  SWITZERLAND (3.0%)
        75    Adia S.A.(Bearer)                           14
        50    Alusuisse-Lonza Holdings Ltd.
               (Bearer)                                   37
       100    Alusuisse-Lonza Holdings Ltd.
               (Registered)                               74
                                                       VALUE
    SHARES                                             (000)
----------                                         ---------
       165    BBC Brown Boveri AG (Bearer)         $     191
        90    Ciba-Geigy AG (Bearer)                      72
       450    Ciba-Geigy AG (Registered)                 360
     2,275    CS Holding AG (Registered)                 214
        10    Fischer (George) AG (Bearer)                14
       135    Holderbank Glarus AG (Bearer)              106
       100    Merkur Holding AG (Registered)              23
       710    Nestle S.A. (Registered)                   727
        30    Roche Holding AG (Bearer)                  366
       130    Roche Holding AG (Registered)              918
       630    Sandoz AG (Registered)                     480
        35    SGS Surveillance (Bearer)                   65
        70    SMH AG (Bearer)                             45
       300    SMH AG (Registered)                         42
        70    Sulzer AG (Registered)                      41
        50    SwissAir (Registered)                       35
       450    Swiss Bank Corp. (Bearer)                  172
       700    Swiss Bank Corp. (Registered)              134
       300    Swiss Reinsurance (Registered)             293
       390    Union Bank of Switzerland (Bearer)         398
       430    Union Bank of Switzerland
               (Registered)                               93
       500    Zurich Versicherung (Registered)           140
                                                   ---------
                                                       5,054
                                                   ---------
  THAILAND (1.7%)
    14,500    Advanced Information Services Co.,
               Ltd.                                      233
    44,300    Bangkok Metropolitan Bank Ltd.              48
    32,400    Bangkok Petroleum Co., Ltd.                 68
    11,800    CMIC Finance & Securities Co.,
               Ltd.                                       41
    15,700    Dhana Siam Finance & Securities
               Co., Ltd.                                  77
     8,400    General Finance & Securities Co.,
               Ltd                                        37
    15,500    Italian-Thai Development Co., Ltd          177
    20,700    Jasmine International Co., Ltd.
               (Foreign)                                 128
    70,200    Krung Thai Bank Ltd.                       280
    13,300    Krung Thai Bank Ltd. (Foreign)              52
    19,600    National Finance & Securities Co.,
               Ltd.                                       95
    19,200    National Petrochemical                      50
     9,900    One Holding Co., Ltd.                       28
    16,900    Phatra Thanakit Co., Ltd.
               (Foreign)                                 123
    19,200    PTT Exploration & Production Co.,
               Ltd                                       197
    31,700    Sahaviriya Steel Industry                   74
     8,600    Shinawatra Computer Co., Ltd               212

                                                       VALUE
    SHARES                                             (000)
----------                                         ---------
  THAILAND (CONTINUED)
    21,700    Shinawatra Satelite Co., Ltd         $      41
    74,600    Siam City Bank Ltd. (Foreign)              101
   138,000    TelecomAsia Corp., Ltd. (Foreign)          415
    26,500    Thai Military Bank Ltd. (Foreign)          106
    14,500    United Communications Industry             188
                                                   ---------
                                                       2,771
                                                   ---------
  UNITED KINGDOM (13.5%)
    53,100    Abbey National plc                         455
    38,700    Argyll Group plc                           205
    37,400    Arjo Wiggins Appleton plc                  145
    15,100    Associated British Foods plc               163
    44,997    Barclays plc                               533
    27,900    Bass plc                                   282
    90,900    BAT Industries plc                         760
    17,800    BICC plc                                    85
    32,800    Blue Circle Industries plc                 160
    15,900    BOC Group plc                              201
    32,800    Boots Co. plc                              294
    15,000    Bowater plc                                 96
    22,100    BPB Industries plc                         111
    13,100    British Aerospace plc                      152
    30,600    British Airways plc                        218
   149,500    British Gas plc                            627
   157,500    British Petroleum Co. plc                1,182
    57,200    British Steel plc                          164
   143,200    British Telecommunications plc             896
   110,800    BTR plc                                    572
     7,500    Burmah Castrol plc                         116
    66,403    Cable & Wireless plc                       438
    31,600    Cadbury Schweppes plc                      239
    20,600    Caradon plc                                 70
    22,500    Coats Viyella plc                           71
    13,642    Commercial Union plc                       126
    13,100    Courtaulds plc                              82
     9,400    De La Rue Co. plc                          135
    12,300    East Midlands Electricity plc              189
    33,000    Forte plc                                  129
    13,100    General Accident plc                       128
   100,100    General Electric plc                       502
    14,000    GKN plc                                    183
    91,800    Glaxo Wellcome plc                       1,113
    73,072    Grand Metropolitan plc                     514
    31,900    Great Universal Stores plc                 300
    42,700    Guardian Royal Exchange plc                147
    54,300    Guinness plc                               444
   160,144    Hanson plc                                 512
                                                       VALUE
    SHARES                                             (000)
----------                                         ---------
    31,800    Harrisons & Crosfield plc            $      77
    61,700    HSBC Holdings plc                          857
    22,500    Imperial Chemical Industries plc           285
    44,000    Ladbroke Group plc                         117
    19,600    Land Securities plc                        190
    28,100    Lasmo plc                                   74
    37,332    Lloyds Bank plc                            407
    23,162    Lonrho plc                                  61
    90,700    Marks and Spencer plc                      621
    15,000    MEPC plc                                    93
    40,200    National Power plc                         328
    16,800    North West Water Group plc                 157
    27,100    Peninsular & Oriental Steam
               Navigation Co.                            205
    37,400    Pilkington plc                             118
    66,000    Prudential Corp. plc                       394
    14,000    Rank Organization plc                       94
    20,600    Redland plc                                123
    24,700    Reed International plc                     373
    49,200    Reuters Holdings plc                       435
     8,400    RMC Group plc                              144
    28,100    Royal Bank of Scotland Group plc           200
    22,200    Royal Insurance Holdings plc               124
    38,300    RTZ Corp. plc                              561
    52,300    Sainsbury (J) plc                          361
     7,600    Schroders plc                              163
    23,500    Scottish Power plc                         131
    48,700    Sears plc                                   85
    15,200    Sedgwick Group plc                          26
    11,200    Slough Estates plc                          38
    38,100    SmithKline Beecham plc, Class A            385
    10,000    Southern Electricity plc                   142
    34,700    Tarmac plc                                  52
    18,700    Taylor Woodrow plc                          31
    49,500    Tesco plc                                  245
    17,800    Thames Water plc                           150
    16,252    THORN EMI plc                              379
    13,254    TI Group plc                                94
    33,700    Trafalgar House plc                         15
    20,100    Unilever plc                               401
    93,900    Vodafone Group plc                         394
    22,700    Zeneca Group plc                           411
                                                   ---------
                                                      22,280
                                                   ---------
  UNITED STATES (0.0%)
     1,167    U.S. Industries, Inc.                       18
                                                   ---------
TOTAL COMMON STOCKS (Cost $149,008)                  155,115
                                                   ---------

                                                       VALUE
    SHARES                                             (000)
----------                                         ---------
PREFERRED STOCKS (2.1%)
  AUSTRALIA (0.1%)
    24,000    News Corp., Ltd.                     $     119
                                                   ---------
  BRAZIL (1.9%)
31,666,000    Aracruz Celelose S.A., Class B              64
19,080,443    Banco Bradesco                             183
 4,252,000    Banco do Brasil                             68
 1,871,000    Banco do Estado Sao Paulo                   12
   357,000    Banco Itau S.A.                            113
   247,000    Brahma                                     101
 1,191,000    Ceval Alimentos S.A.                        18
 1,786,000    Cia Brasileira de Petroleo
               Ipiranga                                   19
 2,372,500    Cia Energetica de Minas Gerais              52
   102,000    Cia Energetica de Sao Paulo                  4
 3,570,000    Cia Siderurgica de Turarao                  82
 2,636,000    Eletrobras                                 813
    26,000    Industrias Klabin de Papel e
               Celulos S.A.                               35
   111,000    Investimentos Itau S.A.                     70
 3,742,000    Petrobras                                  395
    27,000    Sadia Concordia                             28
12,416,000    Telebras                                   593
   638,000    Telecomunicacoes de Sao Paulo              105
56,980,000    Usiminas                                    63
 1,956,000    Vale Do Rio Doce                           328
                                                   ---------
                                                       3,146
                                                   ---------
  GERMANY (0.1%)
       750    SAP AG                                     122
                                                   ---------
  ITALY (0.0%)
    27,000    Fiat S.p.A.                                 63
                                                   ---------
  THAILAND (0.0%)
     3,050    CMIC Finance & Securities Co.,
               Ltd.                                        1
                                                   ---------
TOTAL PREFERRED STOCKS (Cost $3,108)                   3,451
                                                   ---------
  NO. OF
  RIGHTS
----------
RIGHTS (0.0%)
  BRAZIL (0.0%)
     2,663    Brahma                                       1
                                                   ---------
  MALAYSIA (0.0%)
     6,666    Amsteel Corp. Bhd                            6
     4,200    Amsteel Corp. Bhd (New)                     --
     2,400    Hong Leong Properties Bhd                   --
                                                   ---------
                                                           6
                                                   ---------
  NO. OF                                               VALUE
  RIGHTS                                               (000)
----------                                         ---------
  THAILAND (0.0%)
       438    Siam City Bank                       $      --
       552    Siam City Bank                              --
                                                   ---------
                                                          --
                                                   ---------
  UNITED KINGDOM (0.0%)
     4,674    North West Water plc                         5
     2,100    RMC Group plc                                4
                                                   ---------
                                                           9
                                                   ---------
TOTAL RIGHTS (Cost $8)                                    16
                                                   ---------
  NO. OF
 WARRANTS
----------
WARRANTS (0.0%)
  BELGIUM (0.0%)
       347    Petrofina S.A., expiring 6/03/97             6
                                                   ---------
  HONG KONG (0.0%)
     4,400    Applied International Holdings,
               expiring 12/30/99                          --
                                                   ---------
  ITALY (0.0%)
     2,950    R.A.S. S.p.A., expiring 12/31/97            12
     1,550    R.A.S. S.p.A., Savings Shares,
               expiring 12/31/97                           3
                                                   ---------
                                                          15
                                                   ---------
  THAILAND (0.0%)
     6,400    National Finance & Securities Co.,
               Ltd. expiring 11/15/99                     --
                                                   ---------
  UNITED KINGDOM (0.0%)
       534    British Aerospace expiring
               11/15/00                                    2
                                                   ---------
TOTAL WARRANTS (Cost $0)                                  23
                                                   ---------
  NO. OF
  UNITS
----------
UNITS (0.3%)
  AUSTRALIA (0.0%)
    22,888    Westfield Trust                             41
       138    Westfield Trust (New)                       --
                                                   ---------
                                                          41
                                                   ---------
  UNITED KINGDOM (0.3%)
    36,600    SmithKline Beecham plc                     364
                                                   ---------
TOTAL UNITS (Cost $325)                                  405
                                                   ---------

   FACE
  AMOUNT                                               VALUE
  (000)                                                (000)
----------                                         ---------
CONVERTIBLE DEBENTURE (0.0%)
  FRANCE (0.0%)
  FF    60    Sanofi 4.00%, 1/01/00 (Cost $38)     $      38
                                                   ---------
TOTAL FOREIGN AND US SECURITIES (96.7%)
(Cost $152,487)                                      159,048
                                                   ---------
SHORT-TERM INVESTMENT (1.0%)
  REPURCHASE AGREEMENT (1.0%)
$    1,708    Chase Manhattan Bank, N.A., 6.00%,
               dated 9/29/95, due 10/02/95, to
               be repurchased at $1,709,
               collateralized by $1,400 United
               States Treasury Bonds, 8.75%, due
               8/15/20, valued at $1,743 (Cost
               $1,708)                                 1,708
                                                   ---------
  AMOUNT
  (000)
----------
FOREIGN CURRENCY (1.2%)
  A$      14     Australian Dollar                           10
  BF     610     Belgian Franc                               21
 L        32     British Pound                               51
  FF      33     French Franc                                 7
  HK$    151     Hong Kong Dollar                            20
IN 3,592,163     Indonesian Rupiah                        1,585
   AMOUNT                                                 VALUE
   (000)                                                  (000)
------------                                          ---------
 IL  113,953     Italian Lira                         $      71
  Y      250     Japanese Yen                                 3
   MA     95     Malaysian Ringgit                           38
   NG     54     Netherlands Guilder                         33
 S$       20     Singapore Dollar                            14
  TB     661     Thai Baht                                   26
                                                      ---------
TOTAL FOREIGN CURRENCY (Cost $1,881)                      1,879
                                                      ---------
TOTAL INVESTMENTS (98.9%) (Cost $156,076)               162,635
                                                      ---------
OTHER ASSETS AND LIABILITIES (1.1%)
   Other Assets                                           7,685
   Liabilities                                           (5,840)
                                                      ---------
                                                          1,845
                                                      ---------
NET ASSETS (100%)                                     $ 164,480
                                                      ---------
                                                      ---------
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
   Applicable to 14,112,901 outstanding $.001 par
   value shares (authorized 500,000,000 shares)       $   11.65
                                                      ---------
                                                      ---------

----------------
NCS -- Non Convertible Shares
RFD -- Ranked for Dividend